Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GUIDESTONE FUNDS
Entity Central Index Key	0001131013
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	May 01, 2026
Supplement to Prospectus [Text Block]	GUIDESTONE FUNDSSupplement dated May 20, 2026toProspectus and Summary Prospectus each dated May 1, 2026, for the Small Cap Equity Fund This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.I. FEES AND EXPENSES CHANGES TO THE SMALL CAP EQUITY FUNDUnder the heading “Fees and Expenses” for the Small Cap Equity Fund (SCEF), on page 153, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)Institutional ClassInvestor ClassManagement fee0.81%0.81%Other expenses0.08%0.36%Acquired fund fees and expenses0.01%0.01%Total annual Fund operating expenses0.90%1.18%(1)The management fee has been restated to reflect the estimated fee for the current fiscal year.Under the heading “Fees and Expenses” for the SCEF, on page 153, the Expense Example table is deleted in its entirety and replaced with the following:Institutional ClassInvestor Class1 Year$92$1203 Years$287$3755 Years$498$64910 Years$1,108$1,432